Tax matters - Statutory tax rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Tax matters
Accounting profit/(loss) before income tax	$ (20,643,000)	$ (405,308,000)		$ (8,530,000)
Blended statutory income tax rate	35.00%
At weighted effective tax rate of 31% (2016 and 2015: 28%)	$ (6,399)	(125,645)		(2,388)
Other non taxable income/(expenses)	18,374,000	81,648,000		19,454,000
Movements in unprovided deferred tax	7,138,000	15,326,000		35,754,000
US tax rate change	(31,257,000)
Differing territorial tax rates	2,000	(22,949,000)		4,859,000
Adjustments in respect of prior periods	1,233,000
Other items	(845,000)	890,000
Permanent differences	(227,000)	5,196,000		(4,799,000)
Incentives and deductions	(3,188,000)	(1,161,000)		(2,938,000)
Total State, Local and Other taxes	348,000
Income tax expense	$ (14,821,000)	$ (46,695,000)	[1]	$ 49,942,000	[1]
Effective tax rate	31.00%	31.00%		28.00%

[1]	The amounts for prior periods have been re-presented to show the results of the Spanish energy business within income (loss) from continuing operations, as described in Note 1 to the consolidated financial statements.